Long-term Debt (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Long-term Debt [Table Text Block]
		2013	2012
a)	Capital lease, principal and interest repayable at $12,729 per month including interest at a seven-year fixed rate of 6.125% per annum, collateralized by certain pieces of manufacturing equipment until September, 2014.	$218,374	$353,226
		218,374	353,226
	Less: current portion	143,347	134,852
		$75,027	$218,374

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
	Principal	Interest
2014	$143,347	$9,396
2015	75,027	1,346
	$218,374	$10,742